Dividends	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Dividends
Dividends

During 2017, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series B Preferred Shares, totaling $1,316, of Series C Preferred Shares, totaling $4,600 and of Series D Preferred Shares, totaling $6,400.

During 2018, the Company declared and paid one quarterly dividend of $0.50 per share and one final portion dividend of $0.11667 per share of Series B Preferred Shares, totaling $234, and four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,600, and of Series D Preferred Shares, totaling $6,400.

During 2018, the Company's subsidiary Pinewood declared and paid preferred dividends totaling JPY17,090,489.00 equivalent to $153 comprising of its first dividend of JPY32,981.64 per share equivalent to $298.52 per share for the period June 8, 2018 to June 30, 2018, followed by one dividend of JPY137,923.25 per share equivalent to $1,231.37 per share of Series A Preferred Shares for the quarter ended September 30, 2018. In addition during 2018, Pinewood declared a dividend of JPY137,923.25 per share equivalent to $1,226.52 per share of Series A Preferred Shares totaling JPY13,792,325.00 equivalent to $123 for the quarter ended December 31, 2018, presented under the caption “Mezzanine Equity” in the consolidated balance sheets, which was paid in January 2019.